Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 16. Fair Value Measurements:

The authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of input that may be used to measure fair value, which are as follows:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Derivative Financial Instruments – Foreign Exchange Contracts

PMI assesses the fair value of its derivative financial instruments, which consist of foreign exchange forward contracts, foreign currency swaps and foreign currency options, using internally developed models that use, as their basis, readily observable market inputs. The fair value of PMI's foreign exchange forward contracts is determined by using the prevailing foreign exchange spot rates and interest rate differentials, and the respective maturity dates of the instruments. The fair value of PMI's currency options is determined by using a Black-Scholes methodology based on foreign exchange spot rates and interest rate differentials, currency volatilities and maturity dates. PMI's derivative financial instruments have been classified within Level 2 at December 31, 2011 and 2010. See Note 15. Financial Instruments for additional discussion on derivative financial instruments.

Pension Plan Assets

The fair value of pension plan assets, determined by using readily available quoted market prices in active markets, has been classified within Level 1 of the fair value hierarchy at December 31, 2011 and 2010. The fair value of pension plan assets determined by using quoted prices in markets that are not active has been classified within Level 2 at December 31, 2011 and 2010. See Note 13. Benefit Plans for additional discussion on pension plan assets.

Debt

The fair value of PMI's outstanding debt, which is utilized solely for disclosure purposes, is determined using quotes and market interest rates currently available to PMI for issuances of debt with similar terms and remaining maturities. The aggregate carrying value of PMI's debt, excluding short-term borrowings and $85 million of capital lease obligations, was $16,949 million at December 31, 2011. The aggregate carrying value of PMI's debt, excluding short-term borrowings and $137 million of capital lease obligations, was $14,618 million at December 31, 2010.

The aggregate fair values of PMI's derivative financial instruments, pension plan assets and debt as of December 31, 2011 and 2010, were as follows:

(in millions)	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$145	$—	$145	$—
Pension plan assets	5,047	2,168	2,879

Total assets	$5,192	$2,168	$3,024	$—

Liabilities:
Debt	$18,900	$18,458	$442	$—
Foreign exchange contracts	66		66

Total liabilities	$18,966	$18,458	$508	$—

(in millions)	Fair Value at December 31, 2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$60	$—	$60	$—
Pension plan assets	4,874	2,433	2,441

Total assets	$4,934	$2,433	$2,501	$—

Liabilities:
Debt	$16,057	$15,578	$479	$—
Foreign exchange contracts	103		103

Total liabilities	$16,160	$15,578	$582	$—